UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06384

Nuveen Texas Quality Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Texas Quality Income Municipal Fund (NTX)
	May 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 143.3% (100.0% of Total Investments)

	MUNICIPAL BONDS – 143.3% (100.0% of Total Investments)

	Consumer Discretionary – 3.1% (2.1% of Total Investments)
	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier
	Series 2006A:
$ 1,450	5.250%, 1/01/18 – SYNCORA GTY Insured	1/17 at 100.00	BBB–	$ 1,522,384
1,000	5.000%, 1/01/34 – SYNCORA GTY Insured	1/17 at 100.00	BBB–	1,013,900
2,200	San Antonio Convention Center Hotel Finance Corporation, Texas, Contract Revenue Empowerment	7/15 at 100.00	BBB	2,200,242
	Zone Bonds, Series 2005A, 5.000%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)
4,650	Total Consumer Discretionary			4,736,526
	Education and Civic Organizations – 12.6% (8.8% of Total Investments)
2,500	Board of Regents of the University of Texas, Permanent University Fund Bonds, Refunding Series	7/24 at 100.00	AAA	2,957,325
	2015A, 5.000%, 7/01/28
2,000	Board of Regents, University of Texas System, Financing System Revenue Bonds, Refunding Series	No Opt. Call	AAA	2,422,740
	2012B, 5.000%, 8/15/22
	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education
	Charter School, Series 2013A:
2,000	4.350%, 12/01/42	12/22 at 100.00	BBB–	1,928,460
1,000	4.400%, 12/01/47	12/22 at 100.00	BBB–	961,540
1,000	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H. Wood Jr.	8/23 at 100.00	BBB–	1,102,670
	Public Charter District, Inspire Academies, Series 2013A, 6.000%, 8/15/28
1,000	Hale Center Education Facilities Corporation, Texas, Revenue Bonds, Wayland Baptist University	3/21 at 100.00	A–	1,067,850
	Project, Improvement and Refunding Series 2010, 5.000%, 3/01/35
1,000	Harris County Cultural Education Facilities Finance Corporation, Medical Facilities Revenue	11/22 at 100.00	A–	1,128,530
	Refunding Bonds, Baylor College of Medicine, Series 2012A, 5.000%, 11/15/26
3,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding	6/23 at 100.00	Baa3	3,161,730
	Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A,
	5.000%, 6/01/38
2,000	Laredo Community College District, Webb County, Texas, Combined Fee Revenue Bonds, Series	8/20 at 100.00	AA	2,269,380
	2010, 5.250%, 8/01/35 – AGM Insured
2,000	Lone Star College System, Harris, Montgomery and San Jacinto Counties, Texas, Revenue	2/21 at 100.00	AA	2,230,880
	Financing System Bonds, Series 2013, 5.000%, 2/15/36
200	Newark Cultural Education Facilities Finance Corporation, Texas, Lease Revenue Bonds, A.W.	8/42 at 100.00	BBB–	206,462
	Brown-Fellowship Leadership Academy, Series 2012A, 6.000%, 8/15/42
17,700	Total Education and Civic Organizations			19,437,567
	Energy – 1.4% (1.0% of Total Investments)
2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	10/22 at 100.00	BB	2,093,660
	Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)
	Health Care – 10.9% (7.6% of Total Investments)
1,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	12/22 at 100.00	A+	1,091,020
	Bonds, Memorial Hermann Healthcare System, Refunding Series 2013A, 5.000%, 12/01/35
1,350	Harrison County Health Facilities Development Corporation, Hospital Revenue Bonds, Good	7/20 at 100.00	BB–	1,298,025
	Shepherd Health System, Refunding Series 2010, 5.250%, 7/01/28
2,000	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds,	8/19 at 100.00	Aa2	2,273,620
	Children’s Medical Center Dallas Project, Series 2009, 5.750%, 8/15/39
885	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds,	8/22 at 100.00	Aa2	989,235
	Children’s Medical Center Dallas Project, Series 2012, 5.000%, 8/15/32
515	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	9/23 at 100.00	A	560,083
	Bonds, Hendrick Medical Center, Series 2013, 5.125%, 9/01/33
1,155	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	AA–	1,291,267
	Bonds, Scott & White Healthcare Project, Series 2010, 5.250%, 8/15/40
1,590	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds,	1/19 at 100.00	AA	1,814,603
	Christus Health, Refunding Series 2008A, 6.500%, 7/01/37 – AGC Insured
2,510	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	11/17 at 100.00	AA	2,669,360
	Health Resources, Series 2007B, 5.000%, 11/15/42
1,720	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas	11/17 at 100.00	Baa2	1,788,336
	Medical Center Regional Healthcare System, Series 2007A, 5.375%, 11/01/37
700	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances	7/17 at 100.00	Baa1	720,454
	Hospital Regional Healthcare Center, Series 2007B, 5.000%, 7/01/37
2,250	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances	7/17 at 100.00	Baa1	2,319,862
	Hospital Regional Healthcare Center, Series 2007, 5.000%, 7/01/33
15,675	Total Health Care			16,815,865
	Housing/Multifamily – 2.1% (1.5% of Total Investments)
3,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue	4/24 at 100.00	AA	3,209,550
	Bonds, CHF-Collegiate Housing Foundation – College Station I LLC – Texas A&M University
	Project, Series 2014A, 5.000%, 4/01/46 – AGM Insured
	Long-Term Care – 1.0% (0.7% of Total Investments)
	Bexar County, Texas, Health Facilities Development Corporation Revenue Bonds, Army Retirement
	Residence, Series 2007:
865	5.000%, 7/01/27	7/17 at 100.00	BBB	893,277
600	5.000%, 7/01/37	7/17 at 100.00	BBB	614,244
1,465	Total Long-Term Care			1,507,521
	Tax Obligation/General – 28.2% (19.7% of Total Investments)
400	Calallen Independent School District, Nueces County, Texas, General Obligation Bonds, School	2/18 at 100.00	AAA	435,864
	Building Series 2008, 5.000%, 2/15/38
1,620	Cameron County, Texas, General Obligation Bonds, State Highway 550 Project, Series 2012,	2/22 at 100.00	AA	1,788,610
	5.000%, 2/15/32 – AGM Insured
1,500	College Station, Texas, Certificates of Obligation, Series 2012, 5.000%, 2/15/32	2/21 at 100.00	AA+	1,701,270
1,000	El Paso County Hospital District, Texas, General Obligation Bonds, Refunding Series 2013,	8/23 at 100.00	AA–	1,090,170
	5.000%, 8/15/33
1,750	El Paso County, Texas, Certificates of Obligation, Series 2001, 5.000%, 2/15/21 – AGM Insured	No Opt. Call	AA	2,062,760
8,500	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds,	8/18 at 22.64	AA	1,810,415
	Capital Appreciation Refunding Series 2009, 0.000%, 8/15/39
3,255	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds,	8/21 at 100.00	A	590,913
	Refunding Series 2012A, 0.000%, 8/01/45
1,360	Jacksonville Independent School District, Cherokee County, Texas, General Obligation Bonds,	2/24 at 100.00	Aaa	1,534,828
	School Building Series 2014, 5.000%, 2/15/39
2,675	Laredo Community College District, Webb County, Texas, General Obligation Bonds, Series 2014,	8/24 at 100.00	AA–	3,055,011
	5.000%, 8/01/34
1,000	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/17 at 33.01	AAA	318,040
	Bonds, Series 2008, 0.000%, 8/15/36
365	Lone Star College System, Harris and Montgomery Counties, Texas, General Obligation Bonds,	8/19 at 100.00	AAA	409,417
	Series 2009, 5.000%, 8/15/34
1,350	Lubbock Independent School District, Lubbock County, Texas, General Obligation Bonds, School	No Opt. Call	AAA	1,513,849
	Building Series 2013A, 5.000%, 2/15/43
1,750	Martin County Hospital District, Texas, Combination Limited Tax and Revenue Bonds, Series	4/21 at 100.00	BBB	1,937,302
	2011A, 7.250%, 4/01/36
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
1,000	5.750%, 12/01/33	12/25 at 100.00	Baa2	1,094,520
1,000	6.125%, 12/01/38	12/25 at 100.00	Baa2	1,099,230
1,500	Montgomery County, Texas, General Obligation Bonds, Refunding Series 2008B, 5.250%, 3/01/32	3/19 at 100.00	AA+	1,687,575
2,000	Plano Independent School District, Collin County, Texas, General Obligation Bonds, Series	2/18 at 100.00	Aaa	2,199,260
	2008A, 5.250%, 2/15/34
1,425	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Series 2010E,	No Opt. Call	AAA	740,430
	0.000%, 10/01/35
4,000	Prosper Independent School District, Collin County, Texas, General Obligation Bonds, Refunding	2/25 at 100.00	AAA	4,557,320
	Series 2015, 5.000%, 2/15/40
205	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A,	2/24 at 100.00	Baa2	212,538
	5.125%, 2/01/39
2,000	Texas State, General Obligation Bonds, Transportation Commission Highway Improvement Series	No Opt. Call	AAA	2,254,800
	2012A, 5.000%, 4/01/42
2,000	Texas State, General Obligation Bonds, Transportation Commission Highway Improvement, Series	4/24 at 100.00	AAA	2,258,740
	2014, 5.000%, 4/01/44
2,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding	4/24 at 100.00	AAA	2,295,080
	Series 2014, 5.000%, 10/01/34
1,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2008,	4/18 at 100.00	Aaa	1,104,437
	5.000%, 4/01/30 (UB)
3,025	Victoria Independent School District, Victoria County, Texas, General Obligation Bonds, School	2/17 at 100.00	AAA	3,227,342
	Building Series 2007, 5.000%, 2/15/32
	West Texas Independent School District, McLennan and Hill Counties, General Obligation
	Refunding Bonds, Series 1998:
45	0.000%, 8/15/22	8/15 at 68.26	AAA	30,493
45	0.000%, 8/15/24	8/15 at 61.20	AAA	27,341
9,000	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Capital	8/25 at 44.15	Aaa	2,450,700
	Appreciation Series 2015, 0.000%, 8/15/45
56,770	Total Tax Obligation/General			43,488,255
	Tax Obligation/Limited – 14.6% (10.2% of Total Investments)
1,000	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.250%, 8/15/38 –	8/19 at 100.00	AA	1,117,380
	AGM Insured
1,175	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Senior Lien Series 2014A,	12/24 at 100.00	AA+	1,345,093
	5.000%, 12/01/36
3,315	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Senior Lien Refunding Series 2007,	12/16 at 100.00	AA+	3,495,701
	5.000%, 12/01/36 – AMBAC Insured
500	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement	No Opt. Call	N/R	521,835
	District 1, Series 2014, 6.500%, 9/01/36
1,390	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Series	11/21 at 100.00	AA+	1,544,401
	2011A, 5.000%, 11/01/41
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
300	0.000%, 11/15/24 – NPFG Insured	No Opt. Call	AA–	205,863
210	0.000%, 11/15/32 – NPFG Insured	11/31 at 94.05	AA–	93,874
260	0.000%, 11/15/33 – NPFG Insured	11/31 at 88.44	AA–	108,410
2,045	0.000%, 11/15/34 – NPFG Insured	11/31 at 83.17	AA–	801,885
1,130	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	AA–	388,528
4,370	0.000%, 11/15/38 – NPFG Insured	11/31 at 64.91	AA–	1,316,069
2,260	0.000%, 11/15/39 – NPFG Insured	11/31 at 60.98	AA–	639,377
400	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series	11/24 at 100.00	A3	439,508
	2014C, 5.000%, 11/15/34
3,440	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G,	11/31 at 53.78	AA–	885,697
	0.000%, 11/15/41 – NPFG Insured
1,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 59.10	AA–	382,030
	0.000%, 11/15/33 – NPFG Insured
210	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	9/16 at 100.00	A2	215,181
	Facilities Department, Refunding Series 2011B, 5.000%, 9/01/30
1,015	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	1,126,802
	Facilities Department, Refunding Series 2014, 5.000%, 9/01/34
1,470	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	684,946
	Project, Series 2001B, 0.000%, 9/01/32 – AMBAC Insured
250	Little Elm. Texas, Valencia Public Improvement District Phase I Special Assessment Revenue	3/18 at 103.00	N/R	260,860
	Bonds, Series 2014, 7.150%, 9/01/37
3,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series	9/21 at 100.00	AA+	3,417,540
	2011D, 5.000%, 9/01/31
2,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A,	9/21 at 100.00	AA+	2,342,860
	5.500%, 9/01/41
1,000	Uptown Development Authority, Houston, Texas, Tax Increment Revenue Bonds, Infrastructure	9/19 at 100.00	BBB	1,099,550
	Improvement Facilities, Series 2009, 5.500%, 9/01/29
31,740	Total Tax Obligation/Limited			22,433,390
	Transportation – 16.4% (11.4% of Total Investments)
3,000	Austin, Texas, Airport System Revenue Bonds, Series 2015, 5.000%, 11/15/39 (Alternative	11/24 at 100.00	A1	3,271,350
	Minimum Tax)
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010:
2,945	0.000%, 1/01/36	No Opt. Call	BBB	1,120,955
2,205	0.000%, 1/01/37	No Opt. Call	BBB	797,482
2,160	0.000%, 1/01/38	No Opt. Call	BBB	743,342
1,000	0.000%, 1/01/40	No Opt. Call	BBB	307,940
665	Central Texas Regional Mobility Authority, Revenue Bonds, Subordinate Lien Refunding Series	1/23 at 100.00	BBB–	717,522
	2013, 5.000%, 1/01/42
1,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2010A,	11/20 at 100.00	A+	1,079,310
	5.000%, 11/01/42
1,165	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B,	11/20 at 100.00	A+	1,288,082
	5.000%, 11/01/35
1,670	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series	10/23 at 100.00	BBB+	1,795,885
	2013A, 5.125%, 10/01/43
1,165	Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien Series 2012C,	No Opt. Call	AA	1,322,298
	5.000%, 8/15/31
2,000	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2012A, 5.000%,	7/22 at 100.00	A	2,197,380
	7/01/31 (Alternative Minimum Tax)
3,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	Baa1	3,271,710
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A:
100	6.100%, 1/01/28	1/19 at 100.00	A2	115,671
2,000	6.250%, 1/01/39	1/19 at 100.00	A2	2,288,420
395	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008A,	1/18 at 100.00	A2	433,971
	5.750%, 1/01/40
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008B:
325	5.750%, 1/01/40	1/18 at 100.00	A2	357,064
225	5.750%, 1/01/40 – NPFG Insured	1/18 at 100.00	AA–	248,101
2,500	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D,	No Opt. Call	AA	1,003,075
	0.000%, 1/01/36 – AGC Insured
2,500	San Antonio, Texas, Airport System Revenue Bonds, Refunding Series 2012, 5.000%, 7/01/27	7/22 at 100.00	A+	2,819,675
	(Alternative Minimum Tax)
30,020	Total Transportation			25,179,233
	U.S. Guaranteed – 18.9% (13.2% of Total Investments) (4)
2,000	Borger Independent School District, Hutchison County, Texas, General Obligation Bonds, Series	2/16 at 100.00	AAA	2,066,720
	2006, 5.000%, 2/15/36 (Pre-refunded 2/15/16)
3,455	Brownsville, Texas, Utility System Priority Revenue Bonds, Series 2005A, 5.000%, 9/01/27	9/15 at 100.00	A2 (4)	3,496,944
	(Pre-refunded 9/01/15) – AMBAC Insured
1,190	Canutillo Independent School District, El Paso County, Texas, General Obligation Bonds, Series	8/15 at 100.00	AAA	1,201,983
	2006A, 5.000%, 8/15/22 (Pre-refunded 8/15/15)
4,625	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Senior Lien Refunding Series 2007,	12/16 at 100.00	Aa2 (4)	4,932,285
	5.000%, 12/01/36 (Pre-refunded 12/01/16) – AMBAC Insured
1,000	El Paso, Texas, Water and Sewer Revenue Bonds, Refunding Series 2008C, 5.375%, 3/01/29	3/18 at 100.00	AA+ (4)	1,118,000
	(Pre-refunded 3/01/18)
3,615	Frisco, Texas, General Obligation Bonds, Series 2006, 5.000%, 2/15/26 (Pre-refunded 2/15/16) –	2/16 at 100.00	AA+ (4)	3,736,102
	FGIC Insured
1,290	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	9/16 at 100.00	N/R (4)	1,360,615
	Facilities Department, Refunding Series 2011B, 5.000%, 9/01/30 (Pre-refunded 9/01/16)
25	Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series 2012B, 5.000%, 5/15/29	5/22 at 100.00	N/R (4)	30,026
	(Pre-refunded 5/15/22)
1,000	Lufkin Health Facilities Development Corporation, Texas, Health System Revenue Bonds, Memorial	2/17 at 100.00	N/R (4)	1,082,160
	Health System of East Texas, Series 2007, 5.500%, 2/15/32 (Pre-refunded 2/15/17)
1,010	Mercedes Independent School District, Hidalgo County, Texas, General Obligation Bonds, Series	8/15 at 100.00	AAA	1,020,211
	2005, 5.000%, 8/15/23 (Pre-refunded 8/15/15)
1,000	North Central Texas Health Facilities Development Corporation, Hospital Revenue Bonds,	No Opt. Call	Aaa	1,216,510
	Presbyterian Healthcare System, Series 1996A, 5.750%, 6/01/26 – NPFG Insured (ETM)
950	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2008F,	1/18 at 100.00	A3 (4)	1,063,344
	5.750%, 1/01/38 (Pre-refunded 1/01/18)
2,500	Retama Development Corporation, Texas, Special Facilities Revenue Bonds, Retama Park	12/17 at 100.00	AA+ (4)	2,988,225
	Racetrack, Series 1993, 8.750%, 12/15/18 (Pre-refunded 12/15/17)
	Roma Independent School District, Texas, General Obligation Bonds, Series 2005:
1,110	5.000%, 8/15/22 (Pre-refunded 8/15/15)	8/15 at 100.00	AAA	1,121,178
1,165	5.000%, 8/15/23 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AAA	1,176,732
95	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	N/R (4)	112,950
	Bonds, Scott & White Healthcare Project, Series 2010, 5.250%, 8/15/40 (Pre-refunded 8/15/20)
410	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds,	1/19 at 100.00	AA (4)	483,173
	Christus Health, Refunding Series 2008A, 6.500%, 7/01/37 (Pre-refunded 1/01/19) – AGC Insured
60	Texas State, General Obligation Bonds, Water Utility, Series 2001, 5.250%, 8/01/23	8/15 at 100.00	AAA	60,253
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
240	0.000%, 8/15/43 (Pre-refunded 8/15/15)	8/15 at 23.11	AAA	55,454
1,260	0.000%, 8/15/43 (Pre-refunded 8/15/15)	8/15 at 23.11	N/R (4)	291,136
240	0.000%, 8/15/44 (Pre-refunded 8/15/15)	8/15 at 21.88	AAA	52,478
1,260	0.000%, 8/15/44 (Pre-refunded 8/15/15)	8/15 at 21.88	N/R (4)	275,512
65	0.000%, 8/15/45 (Pre-refunded 8/15/15)	8/15 at 20.76	AAA	13,488
360	0.000%, 8/15/45 (Pre-refunded 8/15/15)	8/15 at 20.76	N/R (4)	74,700
29,925	Total U.S. Guaranteed			29,030,179
	Utilities – 18.0% (12.6% of Total Investments)
3,000	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2012A, 5.000%, 11/15/40	No Opt. Call	AA–	3,309,780
3,000	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/38	11/25 at 100.00	AA–	3,363,390
	(WI/DD, Settling 6/02/15)
2,560	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	8/15 at 100.00	N/R	249,600
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax) (5)
1,545	Brownsville, Texas, Utility System Priority Revenue Bonds, Series 2005A, 5.000%, 9/01/27 –	9/15 at 100.00	A+	1,562,196
	AMBAC Insured
2,000	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Series 2009, 5.000%, 7/01/34	7/17 at 100.00	A+	2,141,280
3,000	Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series 2010A, 5.000%, 5/15/40	5/20 at 100.00	A	3,245,280
1,150	Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series 2012A, 5.000%, 5/15/36	5/22 at 100.00	A	1,260,952
1,975	Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series 2012B, 5.000%, 5/15/29	5/22 at 100.00	A	2,205,700
150	Lower Colorado River Authority, Texas, Revenue Bonds, Series 2008, 5.750%, 5/15/37	5/15 at 100.00	A	150,045
1,500	Matagorda County Navigation District Number One, Texas, Pollution Control Revenue Refunding	7/19 at 102.00	Baa1	1,708,785
	Bonds, Central Power and Light Company Project, Series 2009A, 6.300%, 11/01/29
1,000	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Bonds, Refunding	No Opt. Call	BBB+	1,147,750
	Series 2012, 5.000%, 10/01/20
	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior
	Lien Series 2008D:
770	5.625%, 12/15/17	No Opt. Call	A–	824,624
3,000	6.250%, 12/15/26	No Opt. Call	A–	3,640,890
1,000	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series	No Opt. Call	A–	1,142,100
	2006A, 5.250%, 12/15/20
	Texas Municipal Power Agency, Revenue Bonds, Transmission Refunding Series 2010:
640	5.000%, 9/01/34	9/20 at 100.00	A+	700,640
1,000	5.000%, 9/01/40	9/20 at 100.00	A+	1,087,050
27,290	Total Utilities			27,740,062
	Water and Sewer – 16.1% (11.2% of Total Investments)
1,575	Bell County Water Control Improvement District 1, Texas, Water Revenue Bonds, Series 2014,	7/23 at 100.00	AA	1,752,329
	5.000%, 7/10/38 – BAM Insured
2,500	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Refunding Series	5/20 at 100.00	A+	2,880,125
	2010, 5.875%, 5/01/40
2,500	Canadian River Municipal Water Authority, Texas, Contract Revenue Bonds, Conjunctive Use	2/21 at 100.00	AA	2,789,025
	Groundwater Supply Project, Subordinate Lien Series 2011, 5.000%, 2/15/31
2,000	Corpus Christi, Texas, Utility System Revenue Bonds, Improvement Junior Lien Series 2013,	7/23 at 100.00	A+	2,213,520
	5.000%, 7/15/43
2,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2012D,	11/22 at 100.00	AA	2,226,000
	5.000%, 11/15/42
	Irving, Texas, Waterworks and Sewerage Revenue Bonds, Subordinate Lien Series 2004:
105	5.000%, 8/15/22 – AMBAC Insured	8/15 at 100.00	Aa1	105,420
100	5.000%, 8/15/23 – AMBAC Insured	8/15 at 100.00	Aa1	100,400
4,000	Laredo, Webb County, Texas, Waterworks and Sewer System Revenue Bonds, Series 2010,	3/20 at 100.00	AA–	4,559,120
	5.250%, 3/01/40
710	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%,	12/21 at 100.00	AA	780,510
	12/15/36 – AGM Insured
3,860	North Harris County Regional Water Authority, Texas, Water Revenue Bonds, Senior Lien	12/22 at 100.00	AA–	4,333,390
	Refunding Series 2013, 5.000%, 12/15/33
2,640	San Antonio, Texas, Water System Revenue Bonds, Refunding Junior Lien Series 2015B,	5/25 at 100.00	AA	3,042,574
	5.000%, 5/15/34
21,990	Total Water and Sewer			24,782,413
$ 242,225	Total Long-Term Investments (cost $206,665,034)			220,454,221
	Floating Rate Obligations – (0.4)%			(660,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (46.8)% (6)			(72,000,000)
	Other Assets Less Liabilities – 3.9% (7)			6,095,182
	Net Assets Applicable to Common Shares – 100%			$ 153,889,403

Investments in Derivatives as of May 31, 2015
Credit Default Swaps outstanding:
			Current					Unrealized
		Buy/Sell	Credit	Notional	Fixed Rate	Termination		Appreciation
Counterparty	Reference Entity	Protection (8)	Spread (9)	Amount	(Annualized)	Date	Value	(Depreciation)
Goldman Sachs	Commonwealth of Puerto Rico	Buy	16.64%	$930,000	5.000%	9/20/19	$225,871	$26,337

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$220,454,221	$ —	$220,454,221
Investments in Derivatives:
Credit Default Swaps*	—	26,337	—	26,337
Total	$ —	$220,480,558	$ —	$220,480,558
*Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2015, the cost of investments (excluding investments in derivatives) was $206,697,531.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of May 31, 2015, were as follows:

Gross unrealized:
Appreciation	$17,130,326
Depreciation	(4,033,639)
Net unrealized appreciation (depreciation) of investments	$13,096,687

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’sfor BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating ofsuch securities.

(5)
As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.7%.
(7)
Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(8)
The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning that referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(9)
The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Texas Quality Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         July 30, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         July 30, 2015